Consolidated Statements of Comprehensive Income/(loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income/ (loss)
Net income/(loss)	$ (288,593)	$ (47,286)	$ 190,450
Other comprehensive income/ (loss):
Unrealized gain/(loss) on cash flows hedges	0	0	(5,495)
Realized gain/(loss) on cash flows hedges associated with capitalized interest	0	0	(11,539)
Unrealized gain/ (loss) on senior unsecured notes	2,059	(1,350)	0
Reclassification of gain associated with senior unsecured notes to Consolidated Statement of Operations, net	(709)	0	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	13,088	0
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	549	368	0
Actuarial gains/ (losses)	(637)	(942)	425
Other comprehensive income/ (loss)	24,166	11,164	(16,609)
Comprehensive income/loss	(264,427)	(36,122)	173,841
Less: comprehensive (income)/loss attributable to non controlling interests	34,215	(23,862)	(2,309)
Comprehensive income/ (loss) attributable to Dryships Inc.	$ (230,212)	$ (59,984)	$ 171,532